PROPERTY, PLANT & EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
PROPERTY, PLANT & EQUIPMENT
Accumulated Depreciation	$ (18,435)	$ (14,552)
Property Plant & Equipment, net	7,043	7,998	4,646
Depreciation expense	3,883	5,553
Computer & Peripherals
PROPERTY, PLANT & EQUIPMENT
Computer & Peripherals	$ 25,478	$ 22,550